Convertible Instruments (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Oct. 31, 2028	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		7.50%
Balance in the biginning of the period		R$ 7,232,699	R$ 8,145,730
Borrowings, payments of principal		1,907,123	(823,177)
Borrowings, payments of interest		792,152	(560,573)
Interest costs incurred		865,107	656,326
Borrowings, foreign exchange gain (loss)		(388,299)	(429,841)
Amortised cost		44,894	29,075
Balance at the end of the period		9,698,912	7,232,699	R$ 8,145,730
Loans and financing		8,598,861	6,119,759	7,161,464
Convertible instruments		25,807	14,789
Restructuring of debentures		(352,430)	0	0
Non-current convertible instruments		1,175,803	1,388,930
US Dollars
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period		5,924,291	6,633,444
Borrowings, payments of principal		680,955	(308,096)
Borrowings, payments of interest		601,458	(391,510)
Interest costs incurred		670,061	396,108
Borrowings, foreign exchange gain (loss)		(388,299)	429,841
Amortised cost		33,158	24,186
Balance at the end of the period		R$ 8,713,825	R$ 5,924,291	6,633,444
Convertible Debenture Instrument
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		12.30%
Borrowings Effective Interest Rate		12.30%	6.60%
Maturity term		Oct-28	Oct-25
Balance in the biginning of the period		R$ 1,403,719	R$ 1,873,001
Borrowing Variation of Conversion Right		25,249	(519,815)
Borrowings, payments of principal		(542,496)
Borrowings, payments of interest		(100,928)	(105,891)
Interest costs incurred		242,608	231,103
Borrowings, foreign exchange gain (loss)		(62,232)	(79,212)
Borrowing Restructuring Result		233,068
Amortised cost		2,622	4,533
Balance at the end of the period		1,201,610	1,403,719	1,873,001
Loans and financing		1,175,803	1,388,930	1,833,877
Borrowing Expenses Of Extinction and Reconstitution		346,555
Gain (loss) arising from difference between carrying amount of financial liability extinguished and consideration paid		113,487
Convertible instruments		25,807	14,789	39,124
Restructuring of debentures		119,362
Borrowing Modification Amount	R$ 1,745,900	352,430
Reserve of equity component of convertible instruments		488,775	116,971
Convertible Debenture Instrument | US Dollars
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period		1,403,719	1,873,001
Borrowing Variation of Conversion Right		25,249	(519,815)
Borrowings, payments of principal		(542,496)
Borrowings, payments of interest		(100,928)	(105,891)
Interest costs incurred		242,608	231,103
Borrowings, foreign exchange gain (loss)		(62,232)	(79,212)
Borrowing Restructuring Result		233,068
Amortised cost		2,622	4,533
Balance at the end of the period		1,201,610	1,403,719	R$ 1,873,001
Convertible Debenture Instrument | Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period		14,789
Balance at the end of the period		0	14,789
Convertible Debenture Instrument | Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period		0
Balance at the end of the period		25,807	0
Convertible Debenture Instrument | Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period		1,388,930
Balance at the end of the period		0	1,388,930
Convertible Debenture Instrument | After 3 years [Member]
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period		0
Balance at the end of the period		R$ 1,175,803	R$ 0
Convertible Debenture Instrument | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.00%		6.00%
Maturity term	October 2025
Conversion price per share	R$ 32.26
Convertible Debenture Instrument | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	12.30%		7.50%
Maturity term	October 2028
Conversion price per share	R$ 22.78